Condensed Financial Information of the Parent Company (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 91,518	$ 107,242	$ 91,241	$ 104,287
Prepaid expenses and other receivables	1,430	1,150
Total current assets	154,803	157,250
Total assets	238,530	240,693
Current liabilities
Accrued expenses and other payables	8,342	8,669
Total current liabilities	79,834	49,157
Total liabilities	96,804	97,054
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock (note 16) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,809,661 (2013-55,570,361)	56	56
Common stock, Authorized shares	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Issued shares	55,809,661	55,570,361
Common stock, outstanding shares	55,809,661	55,570,361
Additional paid-in capital	108,243	107,393
Accumulated other comprehensive income	12,022	14,141
Total shareholders' equity	126,564	128,684
Total liabilities and equity	238,530	240,693
Parent Company
Current assets
Cash and cash equivalents	997	1,400	2,289	3,692
Prepaid expenses and other receivables	9	123
Amount due from subsidiaries	69,824	68,520
Dividend receivables	21,280	21,280
Total current assets	92,110	91,323
Investment in subsidiaries	38,616	40,044
Total assets	130,726	131,367
Current liabilities
Accrued expenses and other payables	584	920
Amount due to subsidiaries	3,578	1,763
Total current liabilities	4,162	2,683
Total liabilities	4,162	2,683
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock (note 16) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,809,661 (2013-55,570,361)	56	56
Common stock, Authorized shares	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Issued shares	55,809,661	55,570,361
Common stock, outstanding shares	55,809,661	55,570,361
Additional paid-in capital	108,243	107,393
Accumulated other comprehensive income	12,022	14,141
Accumulated deficit	6,243	7,094
Total shareholders' equity	126,564	128,684
Total liabilities and equity	$ 130,726	$ 131,367